PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2021
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

10.  PROPERTY, PLANT AND EQUIPMENT

Changes in the net carrying amount of property, plant and equipment are as follows:

	Land,
	buildings and		Telecom-	Projects
	leasehold	Furniture and	munication	under
	improvements	equipment	networks	development	Total
Cost

Balance as of December 31, 2019	$232.4	$1,681.1	$6,389.4	$85.8	$8,388.7
Additions	8.5	56.6	230.3	133.8	429.2
Net change in additions financed with non-cash balances	(0.1)	1.5	(57.1)	(7.5)	(63.2)
Reclassification	—	(59.6)	184.6	(125.0)	—
Retirement, disposals and other	1.2	(116.5)	(228.8)	—	(344.1)
Balance as of December 31, 2020	242.0	1,563.1	6,518.4	87.1	8,410.6
Additions	5.9	49.0	178.6	173.7	407.2
Net change in additions financed with non-cash balances	—	(0.4)	(1.1)	(11.8)	(13.3)
Decommissioning obligation	—	—	37.1	—	37.1
Reclassification	(8.4)	8.0	153.6	(153.2)	—
Retirement, disposals and other	(5.7)	(236.7)	(45.4)	—	(287.8)
Balance as of December 31, 2021	$233.8	$1,383.0	$6,841.2	$95.8	$8,553.8

	Land,
	buildings and		Telecom-	Projects
	leasehold	Furniture and	munication	under
	improvements	equipment	networks	development	Total
Accumulated depreciation and impairment losses

Balance as of December 31, 2019	$86.9	$1,269.7	$3,932.0	$—	$5,288.6
Depreciation	7.1	124.9	454.8	—	586.8
Retirement, disposals and other	—	(113.7)	(230.6)	—	(344.3)
Balance as of December 31, 2020	94.0	1,280.9	4,156.2	—	5,531.1
Depreciation	6.9	99.4	436.1	—	542.4
Retirement, disposals and other	(5.9)	(230.1)	(45.3)	—	(281.3)
Balance as of December 31, 2021	$95.0	$1,150.2	$4,547.0	$—	$5,792.2

Net carrying amount
As of December 31, 2020	$148.0	$282.2	$2,362.2	$87.1	$2,879.5
As of December 31, 2021	$138.8	$232.8	$2,294.2	$95.8	$2,761.6

10.  PROPERTY, PLANT AND EQUIPMENT (continued)

In 2020, the depreciation of certain components of the Corporation’s telecommunication networks was accelerated in order to reflect shorter remaining useful lives as a result of technology changes. Depreciation was increased by $24.0 million in 2020 to reflect the new useful lives.